CALVERT AGGRESSIVE ALLOCATION FUND

CALVERT BALANCED PORTFOLIO

CALVERT CAPITAL ACCUMULATION FUND

CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT EQUITY PORTFOLIO

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT SMALL CAP FUND

Supplement to Prospectuses dated February 1, 2017 as revised April 10, 2017

1.

The following replaces the sections “Through Your Broker/Dealer” and “How Shares are Priced”:

How Shares are Priced

Each Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). If trading on the Exchange is halted for the day before the scheduled close of regular trading, a Fund’s net asset value per share generally will still be calculated as of the scheduled close of regular trading on the Exchange. The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Board of Trustees/Directors has adopted procedures for valuing investments and has delegated to the Adviser the daily valuation of such investments. The Adviser has delegated daily valuation of Calvert Emerging Markets Equity Fund, Calvert Equity Portfolio, Calvert International Equity Fund and Calvert International Opportunities Fund to the applicable Sub-Adviser.  Pursuant to the procedures, independent pricing services are used to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market information. Exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the Adviser, or Sub-Adviser, if applicable, may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Trustees/Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held can change on days when Fund shares cannot be redeemed or purchased.  The Adviser has established a Valuation Committee that oversees the valuation of investments.

2.

The following replaces the paragraph under “Follow these suggestions to ensure timely processing of your redemption request” in “How to Sell Shares” under “Shareholder Information”:

By Telephone (Class A, Class C and Class I Shares – call 800-368-2745. Effective July 17, 2017, proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

3.

The following replaces the first paragraph under “Website” in “Other Calvert Fund Features/Policies” under “Shareholder Information”:

You can obtain current performance and pricing information, verify account balances and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, C and I shares only). Effective July 17, 2017, proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

4.

The following replaces “Telephone Transactions (Class A, Class C and Class I Shares)” under “Other Calvert Fund Features/Policies” in “Shareholder Information”:

You may purchase, redeem or exchange Class A, Class C and Class I shares or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. Effective July 17, 2017, proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

June 26, 2017	26518 6.26.17

CALVERT CAPITAL ACCUMULATION FUND

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND

CALVERT EMERGING MARKETS EQUITY FUND

CALVERT GLOBAL ENERGY SOLUTIONS FUND

CALVERT GLOBAL WATER FUND

CALVERT GREEN BOND FUND

CALVERT HIGH YIELD BOND FUND

CALVERT INCOME FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT LONG-TERM INCOME FUND

CALVERT SHORT DURATION INCOME FUND

CALVERT SMALL CAP FUND

CALVERT ULTRA-SHORT INCOME FUND

CALVERT U.S. LARGE CAP CORE RESPONSIBLE INDEX FUND

CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND

CALVERT U.S. LARGE CAP VALUE RESPONSIBLE INDEX FUND

CALVERT U.S. MID CAP CORE RESPONSIBLE INDEX FUND

Supplement to Statements of Additional Information dated February 1, 2017

CALVERT BALANCED PORTFOLIO

CALVERT BOND PORTFOLIO

CALVERT EQUITY PORTFOLIO

Supplement to Statement of Additional Information dated February 1, 2017 as revised March 23, 2017

CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND

Supplement to Statement of Additional Information dated May 1, 2017

1.

The following is added as the penultimate paragraph under “Nonfundamental Investment Restrictions” in “Investment Restrictions”:

To the extent a registered open-end investment company acquires securities of a fund in reliance on Sections 12(d)(1)(G) or 12 (d)(1)(F) under the 1940 Act, such fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(G) or 12 (d)(1)(F) under the 1940 Act.

2.

The following replaces “Net Asset Value”:

NET ASSET VALUE

The net asset value (NAV) of the Fund is determined by State Street (as agent and custodian) by subtracting the liabilities of the Fund from the value of its total assets.  The Fund is closed for business and will not issue a net asset value on the following business holidays and any other business day that the Exchange is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s net asset value per share is readily accessible on the Calvert funds website (www.calvert.com).

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

•

Equity securities (including common stock, exchange-traded funds, closed end funds, preferred equity securities, exchange-traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term instruments with remaining maturities of less than 397 days are valued on the basis of market valuations furnished by a pricing service or based on dealer quotations.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements, forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and total return swaps and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

Investments which are unable to be valued in accordance with the foregoing methodologies are valued at fair value using methods determined in good faith by or at the direction of the members of the Board.  Such methods may include consideration of relevant factors, including but not limited to (i) the type of security, the existence of any contractual restrictions on the security’s disposition, (ii) the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, (iii) quotations or relevant information obtained from broker-dealers or other market participants, (iv) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (v) an analysis of the company’s or entity’s financial condition, (vi) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (vii) an analysis of the terms of any transaction involving the issuer of such securities; and (viii) any other factors deemed relevant by the investment adviser, or sub-adviser, if applicable.

June 26, 2017